Short-Term Borrowings and Long-Term Debt (Aggregate Amounts of Annual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Debt Disclosure [Abstract]
2020	¥ 172,461
2021	41,466
2022	186,004
2023	227,987
2024	18,102
Later fiscal years	94,813
Total	¥ 740,833	¥ 848,973